Financial instruments - Accounts receivable from card issuers (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Accounts receivable from card issuers	R$ 23,977,109	R$ 20,748,857
Allowance for credit losses	(117,553)	(108,434)	R$ (80,418)
Accounts receivable from card issuers	23,895,512	20,694,523
Accounts receivable from card issuers	81,597	54,334
Receivables From Card Issuers from FIDC	467,622	0
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	82,946	94,093
Reversal, allowance account for credit losses of financial assets	(17,668)	(13,181)
Accounts Receivable From Card Issuers [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable from card issuers	23,364,806	20,053,392
Accounts receivable from other acquirers	667,922	718,228
Allowance for credit losses	(55,619)	(22,763)	R$ (15,103)
Receivables From Card Issuers	23,977,109	20,748,857
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	53,090	22,818
Reversal, allowance account for credit losses of financial assets	R$ (20,234)	R$ (15,158)